Cover	12 Months Ended
Feb. 28, 2026
Entity Addresses [Line Items]
Document Type	F-1
Amendment Flag	false
Entity Registrant Name	FAST TRACK GROUP
Entity Central Index Key	0002027262
Entity Primary SIC Number	7900
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	600 North Bridge Road
Entity Address, Address Line Two	#24-01
Entity Address, City or Town	Parkview Square
Entity Address, Country	SG
Entity Address, Postal Zip Code	188778
City Area Code	+65
Local Phone Number	6531 0075
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	122 East 42nd Street
Entity Address, Address Line Two	18th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10168
Country Region	+1
City Area Code	800
Local Phone Number	221-0102
Contact Personnel Name	COGENCY GLOBAL INC